UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5569
                                   --------

                           FRANKLIN UNIVERSAL TRUST
                           ------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period: 2/29/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



[GRAPHIC OMITTED]

SEMIANNUAL REPORT AND SHAREHOLDER INFORMATION

                                     INCOME



                            Franklin Universal Trust

[GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SEMIANNUAL REPORT

Franklin Universal Trust .........................   1

Performance Summary ..............................   5

Annual Shareholders' Meeting .....................   6

Dividend Reinvestment and
Cash Purchase Plan ...............................   7

Financial Highlights and
Statement of Investments .........................  10

Financial Statements .............................  17

Notes to Financial Statements ....................  21

Proxy Voting Policies and Procedures .............  27



Semiannual Report




Franklin Universal Trust

YOUR FUND'S GOALS: Franklin Universal Trust's primary investment objective is to provide high, current income consistent with preservation of capital. Its secondary objective is growth of income through dividend increases and capital appreciation.



Dear Shareholder:

We are pleased to bring you Franklin Universal Trust's (the Fund's) semiannual report, which covers the period ended February 29, 2004.


PERFORMANCE OVERVIEW

During the six months under review, the Fund's cumulative total return was +17.65% based on change in net asset value and +16.44% based on change in market price on the New York Stock Exchange, as shown in the Performance Summary on page 5. For comparison, the Credit Suisse First Boston (CSFB) High Yield Index returned 10.88%, and utilities stocks, as measured by the Standard & Poor's (S&P) Utilities Index, returned 17.41% for the six months ended February 29, 2004. 1





1. Source: Standard & Poor's Micropal. The CSFB High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market and includes reinvested interest. The S&P Utilities Index is a market capitalization-weighted index that includes utility stocks in the Standard & Poor's 500 Composite Index. The index includes reinvested dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                           Semiannual Report | 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Based on Gross Assets*
2/29/04
Corporate Bonds                                                       67.5%
Utilities Common Stocks                                               21.2%
Misc. Common & Preferred Stocks                                        4.1%
Foreign Government U.S. Dollar-Denominated Bonds                       3.8%
Convertible Bonds                                                      1.1%
Natural Resource Common Stocks                                         1.0%
Foreign Government Agencies                                            0.3%
Cash & Other Net Assets                                                1.0%
*The calculation of percentages is based on total net assets plus the senior note issued by the Fund.


ECONOMIC AND MARKET OVERVIEW

During the six months under review, many factors impacted the U.S. economy and financial markets. While the uneven economic recovery and continuing geopolitical instability created an uncertain environment, signs that the economic recovery was gaining traction helped to drive up most financial markets. Third quarter 2003 gross domestic product (GDP) grew an annualized 8.2%, its strongest pace in nearly 20 years, while fourth quarter GDP grew a solid 4.1%. Although 10-year Treasury yields rose during summer 2003 on fears that inflation would resurface, they fell during the past six months, ending the period below 4% as inflation remained benign. The U.S. trade deficit continued to increase, which contributed to a decline in the U.S. dollar versus the euro and other major currencies. However, the weak dollar benefited U.S. exports, thus boosting the overall economy. Consumer spending remained healthy, as low mortgage rates helped the housing market. Business spending rebounded during the period, particularly for equipment and software, which also contributed to the strong pace of economic growth.

High yield bonds, as measured by the CSFB High Yield Index, returned 10.88% during the six months ended February 29, 2004, as the economic recovery led to expectations of improving operating results, better credit fundamentals and a declining default rate. 1 As investors gained comfort with the outlook for high yield bonds, the yield spread over comparable Treasury bonds narrowed from 5.9 percentage points to 4.9 percentage points. 2

Utility stocks returned 17.41% during the period, as measured by the S&P Utilities Index. 1 Utility stock performance was partly driven by the rebound in prices for some recently troubled companies, as non-dividend paying utilities represented four of the top five best-performing utility stocks during the period. Largely as a result, many dividend-paying utility stocks, in which the Fund invests, generated lower returns than the overall index.


INVESTMENT STRATEGY

We invest primarily in two asset classes: high yield bonds and utility stocks. Within the high yield portion of the portfolio, we use fundamental research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend yields and a history of increasing their dividends.



2. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

2 | Semiannual Report

MANAGER'S DISCUSSION

During the six-month reporting period, the returns for the Fund's high yield bonds and utility stocks were comparable, so the asset weightings did not play a significant role in the portfolio's overall return.

HIGH YIELD CORPORATE BONDS
Within the portfolio's high yield corporate bonds, the Fund benefited from relatively aggressive positioning. As signs of economic recovery grew more pronounced, investors seemed more comfortable with risk, and lower-rated bonds experienced greater returns than higher-rated bonds within the high yield spectrum. The Fund began the reporting period with a relatively larger position in such lower-rated bonds, as we believed they were attractively priced and could benefit disproportionately from the expected economic recovery.

In addition, the Fund benefited from industry and company credit selection as we followed our investment strategy. Fund holdings in the cable and satellite television, transportation, and broadcasting industries boosted returns relative to the CSFB High Yield Index. 3 For example, the Fund began the period with an overweighted position in the cable and satellite television sector relative to the index, and that sector ranked among the top-performing high yield sectors. In particular, Charter Communications bond prices rose as the company refinanced debt to extend maturities. Telewest Communications and Century Communications bonds also appreciated during the period as investors seemed to gain confidence in these companies' ultimate value. Similarly, the Fund's overweighted transportation position versus the index contributed to performance, as companies such as URS (part of industrial services in the SOI) and Laidlaw International generated positive returns. The broadcasting sector, on the other hand, generated returns below the index, and the Fund benefited from its relatively underweighted position.

Conversely, Fund positions in telecommunications, utilities and gaming constrained returns versus the index. 4 In the case of telecommunications and utilities, the Fund had lower exposure to those sectors than the index; however, these sectors outperformed the index for the period, which hindered the Fund's relative return. We generally limit our high yield utility bond exposure given the Fund's significant position in utility stocks. Within telecommunications, we had difficulty finding investment opportunities during the reporting period largely due to the many defaults over the past several years. Regarding gaming, the Fund's overweighted position relative to the index hindered relative performance because the generally higher-quality gaming bonds underperformed the index during the period.



TOP 10 HOLDINGS
Based on Gross Assets*
2/29/04 vs. 8/31/03

---------------------------------------------------
  2/29/04
---------------------------------------------------
  Southern Co.                             2.2%
---------------------------------------------------
  FPL Group Inc.                           2.0%
---------------------------------------------------
  Dominion Resources Inc.                  1.9%
---------------------------------------------------
  United Mexican States                    1.7%
---------------------------------------------------
  IMC Global Inc.                          1.6%
---------------------------------------------------
  Republic of Bulgaria                     1.6%
---------------------------------------------------
  Magellan Health Services Inc.            1.5%
---------------------------------------------------
  Nicor Inc.                               1.5%
---------------------------------------------------
  Fimep SA                                 1.5%
---------------------------------------------------
  Exelon Corp.                             1.5%
---------------------------------------------------

---------------------------------------------------
  8/31/03
---------------------------------------------------
  Southern Co.                             2.3%
---------------------------------------------------
  FPL Group Inc.                           2.1%
---------------------------------------------------
  Dominion Resources Inc.                  2.0%
---------------------------------------------------
  United Mexican States                    1.8%
---------------------------------------------------
  Republic of Bulgaria                     1.7%
---------------------------------------------------
  Gulfterra Energy Partners                1.7%
---------------------------------------------------
  Hollywood Park                           1.6%
---------------------------------------------------
  Nicor Inc.                               1.6%
---------------------------------------------------
  Legrand SA (Fimep SA)                    1.6%
---------------------------------------------------
  D.R. Horton Inc.                         1.5%
---------------------------------------------------

*The calculation of percentages is based on total net assets plus the senior note issued by the Fund.

3. Broadcasting and cable and satellite television are part of consumer services in the SOI.
4. Telecommunication companies are part of communications in the SOI. Gaming companies are part of consumer services in the SOI.

                                                           Semiannual Report | 3

UTILITY STOCKS

During the six months under review, the Fund's utility exposure was in the lower half of its normal investment range. Utilities have experienced a remarkable recovery from the difficulties encountered during 2001 and 2002, which included the California energy crisis and the Enron bankruptcy. Electric utilities generally reduced capital spending in non-regulated ventures and focused on their core, regulated franchises. Largely as a result, many investors' previous credit concerns related to utilities appeared to dissipate during the reporting period. Given the industry's recent financial recovery, we believed valuations of dividend-paying utilities had become expensive, and we found it difficult to uncover many attractive investments. Within the utility stock portion of the Fund's portfolio, we focused on those companies with consistent dividends, quality management and regulated assets.

Thank you for your participation in Franklin Universal Trust. We look forward to serving you in the future.

Sincerely,


[PHOTO OMITTED]
/S/Christopher J. Molumphy, CFA
Senior Portfolio Manager


[PHOTO OMITTED]
/S/Glenn I. Voyles, CFA
Portfolio Manager

Franklin Universal Trust




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Semiannual Report

Performance Summary as of 2/29/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
                                                 CHANGE      2/29/04     8/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$0.80        $6.47       $5.67
--------------------------------------------------------------------------------
  Market Price (NYSE)                            +$0.67        $5.87       $5.20
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------
  Dividend Income                    $0.1800
--------------------------------------------------------------------------------

PERFORMANCE

--------------------------------------------------------------------------------------------------------------------
                                                       6-MONTH            1-YEAR           5-YEAR           10-YEAR
--------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1
--------------------------------------------------------------------------------------------------------------------
   Based on change in NAV                              +17.65%           +41.60%          +17.34%           +81.32%
--------------------------------------------------------------------------------------------------------------------
   Based on change in market price                     +16.44%           +19.47%           +8.89%           +77.21%
--------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 1
--------------------------------------------------------------------------------------------------------------------
   Based on change in NAV                              +17.65%           +41.60%           +3.25%            +6.13%
--------------------------------------------------------------------------------------------------------------------
   Based on change in market price                     +16.44%           +19.47%           +1.72%            +5.89%
--------------------------------------------------------------------------------------------------------------------
     Distribution Rate 2                                        6.13%
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.




ENDNOTES


THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THESE SECURITIES CARRY A GREATER DEGREE OF CREDIT RISK RELATIVE TO INVESTMENT GRADE SECURITIES. IN ADDITION TO OTHER FACTORS, SECURITIES ISSUED BY UTILITY COMPANIES ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS. THE FUND'S SHARE PRICE AND YIELD MAY BE AFFECTED BY INTEREST RATE MOVEMENTS. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY.


1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Six-month return has not been annualized.
2. Distribution rate is based on an annualization of the Fund's 3.0 cent per share February dividend and the NYSE closing price of $5.87 on 2/29/04.




     Semiannual Report | Past performance does not guarantee future results. | 5

Annual Shareholders' Meeting


FEBRUARY 24, 2004

At an Annual Shareholders' Meeting of Franklin Universal Trust (the "Fund") held on February 24, 2004, shareholders approved the following:

1. Regarding the election of a Board of Trustees of the Fund.

--------------------------------------------------------------------------------
   TRUSTEES                         SHARES FOR              WITHHELD OR ABSTAIN
--------------------------------------------------------------------------------
   Harris J. Ashton               24,184,212.961                251,521.002
--------------------------------------------------------------------------------
   Robert F. Carlson              24,175,334.814                260,399.149
--------------------------------------------------------------------------------
   S. Joseph Fortunato            24,210,089.757                225,644.206
--------------------------------------------------------------------------------
   Edith E. Holiday               24,187,618.961                248,115.002
--------------------------------------------------------------------------------
   Edward B. Jamieson             24,196,282.709                239,451.255
--------------------------------------------------------------------------------
   Charles B. Johnson             24,188,589.814                247,144.149
--------------------------------------------------------------------------------
   Rupert H. Johnson, Jr.         24,196,960.709                238,773.255
--------------------------------------------------------------------------------
   Frank W.T. LaHaye              24,175,151.814                260,582.149
--------------------------------------------------------------------------------
   Gordon S. Macklin              24,171,142.814                264,591.149
--------------------------------------------------------------------------------


6 | Semiannual Report

Dividend Reinvestment and Cash Purchase Plan

The Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan") offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. PFPC Inc. (the "Plan Agent"), P.O. Box 9223, Chelsea, MA 02150-9223, acts as your Plan Agent in administering the Plan. The complete Terms and Conditions of the Dividend Reinvestment and Cash Purchase Plan are contained in the Fund's Dividend Reinvestment and Cash Purchase Plan Brochure. A copy of that Brochure may be obtained from the Fund at the address on the back cover of this report.

You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.

If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. If the market price is lower than net asset value and if dividends or capital gain distributions are payable only in cash, then you will receive shares purchased on the New York Stock Exchange or otherwise on the open market. If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.

The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to PFPC Inc. and sent to PFPC Inc., Attn: Franklin Universal Trust, P.O. Box 9223, Chelsea, MA 02150-9223.

Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund which are purchased in the open market.






                                                           Semiannual Report | 7

The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. UNDER NO CIRCUMSTANCES WILL INTEREST BE PAID ON YOUR FUNDS HELD BY THE PLAN AGENT. Accordingly, you should send any voluntary cash payments which you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.

There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent's fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.

The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.

The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.

As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.



8 | Semiannual Report

You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.

If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if your nominee will participate in the Plan on your behalf.

The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.



                                                           Semiannual Report | 9

Franklin Universal Trust

FINANCIAL HIGHLIGHTS


                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    FEBRUARY 29, 2004              YEAR ENDED AUGUST 31,
                                                       (UNAUDITED)       2003        2002        2001        2000        1999
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............          $5.67       $5.13       $7.32       $8.21      $ 8.91      $ 9.28
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................            .23         .45         .65 d       .73         .81         .82
 Net realized and unrealized gains (losses) ......            .75         .59       (2.05) d     (.82)       (.65)       (.35)
                                                    ---------------------------------------------------------------------------
Total from investment operations .................            .98        1.04       (1.40)       (.09)        .16         .47
                                                    ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................           (.18)       (.50)       (.79)       (.80)       (.80)       (.84)
 Net realized gains ..............................             --          --          --          --        (.06)         --
                                                    ---------------------------------------------------------------------------
Total distributions ..............................           (.18)       (.50)       (.79)       (.80)       (.86)       (.84)
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ...................          $6.47       $5.67       $5.13       $7.32      $ 8.21      $ 8.91
                                                    ===========================================================================
Market value, end of period b ....................          $5.87       $5.20       $6.37       $8.24       $7.688      $8.688
                                                    ===========================================================================

Total return (based on market value
 per share) ......................................         16.44%    (10.13)%    (13.68)%      19.01%      (.40)%       2.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................       $180,587    $158,364    $141,619    $198,598    $220,742    $239,537
Ratios to average net assets:
 Expenses ........................................          2.52% c     3.59%       4.05%       3.29%       3.15%       2.92%
 Net investment income ...........................          7.47% c     8.68%      10.04% d     9.38%       9.92%       8.86%
Portfolio turnover rate ..........................         14.94%      65.15%      17.38%      31.60%      29.59%      31.62%
Total debt outstanding at end of
period (000's) ...................................       $ 55,000    $ 55,000    $ 60,000    $ 75,000    $ 75,000    $ 75,000
Asset coverage per $1,000 of debt ................       $  4,283    $  3,879    $  3,360    $  3,648    $  3,948    $  4,194
Average amount of Note per share during the
 period ..........................................          $1.97       $1.87       $2.65       $2.76       $2.79       $2.79




aBased on average daily shares outstanding.
bBased on the last sale on the New York Stock Exchange.
cAnnualized.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

 Net investment income per share ..................................... $(.012)
 Net realized and unrealized gains (losses) per share ................   .012
 Ratio of net investment income to average net assets ................  (.19)%

 Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.




10 | See notes to financial statements. | Semiannual Report

Franklin Universal Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY         SHARES/WARRANTS              VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS 33.0%
  COMMUNICATIONS 2.1%
  BellSouth Corp. ....................................................   United States            76,000             $  2,094,560
a Call-Net Enterprises Inc., B .......................................      Canada                41,958                  136,363
a Metrocall Holdings Inc. ............................................   United States            17,540                1,276,035
a,b Poland Telecom Finance, wts., 144A,
    12/01/07 .........................................................      Poland                 3,000                       --
  Vodafone Group PLC, ADR ............................................  United Kingdom            10,400                  259,688
a XO Communications Inc., wts., A, 1/16/10 ...........................   United States             7,800                   25,039
a XO Communications Inc., wts., B, 1/16/10 ...........................   United States             5,850                   14,625
a XO Communications Inc., wts., C, 1/16/10 ...........................   United States             5,850                   11,378
a XO Communications Inc. .............................................   United States             3,901                   25,159
                                                                                                                     -------------
                                                                                                                        3,842,847
                                                                                                                     -------------
  ELECTRONIC TECHNOLOGY
a Loral Space & Communications Ltd., wts., 12/27/06 ..................   United States            21,638                       --
a Loral Space & Communications Ltd., wts., 1/15/07 ...................   United States             5,000                       50
                                                                                                                     -------------
                                                                                                                               50
                                                                                                                     -------------
  ENERGY MINERALS .1%
  Devon Energy Corp. .................................................   United States             3,285                  186,522
a McMoRan Exploration Co. ............................................   United States             1,800                   27,000
                                                                                                                     -------------
                                                                                                                          213,522
                                                                                                                     -------------
  HEALTH SERVICES 2.0%
a Magellan Health Services Inc. ......................................   United States           131,320                3,545,640
                                                                                                                     -------------
  NON-ENERGY MINERALS 1.2%
  AngloGold Ltd., ADR ................................................   South Africa             30,446                1,307,656
  Barrick Gold Corp. .................................................      Canada                35,800                  732,110
                                                                                                                     -------------
                                                                                                                        2,039,766
                                                                                                                     -------------
  PRODUCER MANUFACTURING
a Harvard Industries Inc. ............................................   United States           109,618                      548
a VS Holdings ........................................................   United States           181,875                   11,367
                                                                                                                     -------------
                                                                                                                           11,915
                                                                                                                     -------------
  TRANSPORTATION
a Continental Airlines Inc., B .......................................   United States             2,500                   36,625
                                                                                                                     -------------
  UTILITIES 27.6%
  Alliant Energy Corp. ...............................................   United States            95,000                2,446,250
  Ameren Corp. .......................................................   United States            40,000                1,896,000
  American Electric Power Co. Inc. ...................................   United States            30,000                1,035,000
  Atmos Energy Corp. .................................................   United States            85,000                2,239,750
  CenterPoint Energy Inc. ............................................   United States            60,000                  627,600
  Cinergy Corp. ......................................................   United States            55,000                2,155,450
  Dominion Resources Inc. ............................................   United States            70,000                4,398,100
  DTE Energy Co. .....................................................   United States            45,000                1,820,700
  Edison International ...............................................   United States            35,000                  808,150


                                                          Semiannual Report | 11

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY         SHARES/WARRANTS              VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONT.)
  UTILITIES (CONT.)
  Energy East Corp. ..................................................   United States            42,000             $  1,014,720
  Entergy Corp. ......................................................   United States            28,000                1,660,120
  Exelon Corp. .......................................................   United States            52,000                3,491,280
  FirstEnergy Corp. ..................................................   United States            75,000                2,897,250
  FPL Group Inc. .....................................................   United States            70,000                4,595,500
  Nicor Inc. .........................................................   United States            98,000                3,541,720
  NiSource Inc. ......................................................   United States            36,000                  781,560
  ONEOK Inc. .........................................................   United States            22,600                  501,946
  Pepco Holdings Inc. ................................................   United States            68,000                1,445,000
  Pinnacle West Capital Corp. ........................................   United States            76,000                2,970,840
  Progress Energy Inc. ...............................................   United States            70,000                3,231,200
  Southern Co. .......................................................   United States           170,000                5,154,400
  TXU Corp. ..........................................................   United States            39,600                1,113,948
                                                                                                                     -------------
                                                                                                                       49,826,484
                                                                                                                     -------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $53,693,917) ................                                                 59,516,849
                                                                                                                     -------------
  PREFERRED STOCKS .1%
  COMMUNICATIONS
  Metrocall Holdings Inc., 15.00%, pfd., A ...........................   United States             1,213                   15,448
                                                                                                                     -------------
  PROCESS INDUSTRIES .1%
a Asia Pulp & Paper Co. Ltd., 12.00%, pfd. ...........................   United States         4,000,000                   80,000
                                                                                                                     -------------
  TOTAL PREFERRED STOCKS (COST $4,002,608) ...........................                                                     95,448
                                                                                                                     -------------
  CONVERTIBLE PREFERRED STOCK (COST $1,700,803) 1.2%
  CONSUMER DURABLES
  Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ..................   United States            40,800                2,176,680
                                                                                                                     -------------

                                                                                         ------------------
                                                                                         PRINCIPAL AMOUNT f
                                                                                         ------------------
  BONDS 93.4%
  COMMERCIAL SERVICES .1%
c Key3Media Group Inc., senior sub. note, 11.25%,
    6/15/11 ..........................................................   United States       $ 5,000,000                  125,000
                                                                                                                     -------------
  COMMUNICATIONS 8.6%
  Centennial Communications Corp., senior note, 144A, 8.125%,
    2/01/14 ..........................................................   United States         1,500,000                1,417,500
  Dobson Communications Corp., senior note, 8.875%,
    10/01/13 .........................................................   United States         1,900,000                1,643,500
  Millicom International Cellular SA, senior note, 144A, 10.00%,
    12/01/13 .........................................................    Luxembourg           2,300,000                2,449,500
  Nextel Communications Inc., senior note, 7.375%,
    8/01/15 ..........................................................   United States         3,000,000                3,247,500
c Poland Telecom Finance B, 14.00%, 12/01/07 .........................      Poland             3,000,000                      300
  Time Warner Telecom Holdings, senior note, 144A,
    9.25%, 2/15/14 ...................................................   United States         1,300,000                1,300,000
  Time Warner Telecom Inc., senior note, 10.125%,
    2/01/11 ..........................................................   United States         1,700,000                1,606,500
  Triton PCS Inc., senior note, 8.50%, 6/01/13 .......................   United States         1,300,000                1,436,500
  US West Communications Inc., 6.875%, 9/15/33 .......................   United States         2,800,000                2,492,000
                                                                                                                     -------------
                                                                                                                       15,593,300
                                                                                                                     -------------


12 | Semiannual Report

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY        PRINCIPAL AMOUNT f            VALUE
----------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  CONSUMER DURABLES 4.1%
  D.R. Horton Inc., senior note, 8.50%, 4/15/12 ......................   United States       $ 3,000,000             $  3,427,500
  General Motors, 8.25%, 7/15/23 .....................................   United States         1,800,000                2,018,873
  Simmons Co., senior sub. note, 144A, 7.875%, 1/15/14 ...............   United States         1,900,000                1,923,750
                                                                                                                     -------------
                                                                                                                        7,370,123
                                                                                                                     -------------
  CONSUMER NON-DURABLES .6%
  Smithfield Foods Inc., senior note, 7.75%, 5/15/13 .................   United States         1,000,000                1,080,000
                                                                                                                     -------------
  CONSUMER SERVICES 24.3%
b,c Atherton Franchise Capital, LP, 13.073%,
    12/01/08 .........................................................   United States           765,361                  267,876
  CanWest Media Inc., senior sub. note, 10.625%,
    5/15/11 ..........................................................      Canada             2,100,000                2,388,750
c Century Communications Corp., senior disc. note, B, zero cpn.,
    1/15/08 ..........................................................   United States         5,000,000                3,300,000
  Charter Communications Holdings II, senior note, 144A, 10.25%,
    9/15/10 ..........................................................   United States         2,500,000                2,612,500
  Corrections Corp. of America, senior note, 7.50%,
    5/01/11 ..........................................................   United States         2,300,000                2,432,250
  Dex Media West LLC, senior sub. note, 144A, 9.875%,
    8/15/13 ..........................................................   United States         2,400,000                2,706,000
  Diamond Holdings PLC, senior note, 9.125%, 2/01/08 .................  United Kingdom         2,000,000                2,072,500
  DIRECTV Holdings/Finance, senior note, 8.375%,
    3/15/13 ..........................................................   United States         2,000,000                2,285,000
  EchoStar DBS Corp., senior note, 10.375%, 10/01/07 .................   United States         2,500,000                2,746,875
  Hollywood Park, senior sub. note, B, 9.25%, 2/15/07 ................   United States         3,300,000                3,423,750
  Nexstar Finance Inc., senior sub. note, 144A, 7.00%,
    1/15/14 ..........................................................   United States         3,000,000                2,992,500
  Park Place Entertainment Corp., senior sub. note,
    7.875%, 3/15/10 ..................................................   United States         2,400,000                2,676,000
  Premier Entertainment Biloxi Finance, 144A, 10.75%,
    2/01/12 ..........................................................   United States           400,000                  430,000
  Royal Caribbean Cruises Ltd., senior note, 6.875%,
    12/01/13 .........................................................   United States         1,800,000                1,876,500
  Royal Caribbean Cruises Ltd., senior note, 8.00%,
    5/15/10 ..........................................................   United States         1,200,000                1,347,000
  Six Flags Inc., senior note, 9.50%, 2/01/09 ........................   United States         3,000,000                3,157,500
  Station Casinos, 6.875%, 3/01/16 ...................................   United States         2,200,000                2,233,000
  Station Casinos, senior sub. note, 144A, 6.50%,
    2/01/14 ..........................................................   United States           800,000                  812,000
  Telewest Communications PLC, senior disc. note, zero cpn. to 4/15/04,
    9.25% thereafter, 4/15/09 ........................................  United Kingdom         1,500,000                  821,250
  Telewest Communications PLC, senior disc. note, zero cpn. to 2/01/05,
    11.375% thereafter, 2/01/10 ......................................  United Kingdom         3,500,000                1,741,250
  Young Broadcasting Inc., senior sub. note, 144A,
    8.75%, 1/15/14 ...................................................   United States         1,500,000                1,560,000
                                                                                                                     -------------
                                                                                                                       43,882,501
                                                                                                                     -------------
  DISTRIBUTION SERVICES
c AmeriServe Food Distribution Inc., senior note, 8.875%,
    10/15/06 .........................................................   United States         1,000,000                       --
c AmeriServe Food Distribution Inc., senior sub. note,
    10.125%, 7/15/07 .................................................   United States         2,700,000                       --
                                                                                                                     -------------
                                                                                                                               --
                                                                                                                     -------------
  ELECTRONIC TECHNOLOGY 6.9%
  Communications & Power Industries, senior sub. note, 8.00%,
    2/01/12 ..........................................................   United States         2,700,000                2,754,000
  Flextronics International Ltd., senior sub. note,
    6.50%, 5/15/13 ...................................................     Singapore           2,500,000                2,603,125
  Inmarsat Finance PLC, senior note, 144A, 7.625%,
    6/30/12 ..........................................................  United Kingdom         1,100,000                1,160,500
d Invensys PLC, 144A, 9.875%, 3/15/11 ................................  United Kingdom         1,800,000                1,766,646


                                                          Semiannual Report | 13

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY        PRINCIPAL AMOUNT f            VALUE
----------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  ELECTRONIC TECHNOLOGY (CONT.)
  New Asat Finance Ltd., senior note, 144A, 9.25%,
    2/01/11 ..........................................................   United States       $ 2,500,000             $  2,681,250
  Vought Aircraft Industries, senior note, 144A, Inc.,
    8.00%, 7/15/11 ...................................................   United States         1,500,000                1,560,000
                                                                                                                     -------------
                                                                                                                       12,525,521
                                                                                                                     -------------
  ENERGY MINERALS 3.0%
  Arch Western Finance, senior note, 144A, 6.75%, 7/01/13 ............   United States         2,000,000                2,120,000
  Vintage Petroleum, senior sub. note, 7.875%, 5/15/11 ...............   United States         3,000,000                3,210,000
                                                                                                                     -------------
                                                                                                                        5,330,000
                                                                                                                     -------------
  GOVERNMENT BONDS 5.4%
  ESKOM, 11.00%, 6/01/08 .............................................   South Africa          4,350,000 ZAR              680,147
  Federation of Russia, 3.00%, 5/14/06 ...............................      Russia             1,300,000                1,270,750
  Republic of Bulgaria, FRN, 7/28/11 .................................     Bulgaria            3,760,000                3,705,950
  United Mexican States, 11.375%, 9/15/16 ............................      Mexico             2,750,000                4,077,563
                                                                                                                     -------------
                                                                                                                        9,734,410
                                                                                                                     -------------
  HEALTH SERVICES 1.0%
  Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ...............   United States         2,000,000                1,860,000
                                                                                                                     -------------
  INDUSTRIAL SERVICES 7.3%
  Allied Waste North America Inc., senior secured note, 144A, 6.50%,
    11/15/10 .........................................................   United States         3,000,000                3,060,000
  Grant Prideco Escrow, senior note, 9.00%, 12/15/09 .................   United States         1,000,000                1,125,000
  Gulfterra Energy Partners, senior sub. note, 10.625%,
    12/01/12 .........................................................   United States         2,009,000                2,491,160
  Hanover Equipment Trust 01, senior secured note, B, 8.75%,
    9/01/11 ..........................................................   United States         3,000,000                3,240,000
  URS Corp., senior sub. note, 12.25%, 5/01/09 .......................   United States         3,000,000                3,225,000
                                                                                                                     -------------
                                                                                                                       13,141,160
                                                                                                                     -------------
  PROCESS INDUSTRIES 13.0%
  Applied Extrusion Technologies Inc., senior note,
    10.75%, 7/01/11 ..................................................   United States           900,000                  769,500
  Avecia Group PLC, senior note, 11.00%, 7/01/09 .....................  United Kingdom         1,100,000                  946,000
  Consolidated Container Co. LLC, senior sub. note,
    10.125%, 7/15/09 .................................................   United States         1,600,000                1,144,000
  Equistar Chemicals LP, senior note, 10.625%, 5/01/11 ...............   United States         1,700,000                1,853,000
  FiberMark Inc., senior note, 10.75%, 4/15/11 .......................   United States         3,000,000                1,995,000
  Georgia-Pacific Corp., senior note, 144A, 8.00%,
    1/15/24 ..........................................................   United States         3,000,000                3,067,500
  Graham Packaging Co., senior sub. note, 144A,
    8.75%, 1/15/08 ...................................................   United States         2,100,000                2,131,500
  Graham Packaging Co., senior sub. note, B, 8.75%,
    1/15/08 ..........................................................   United States           600,000                  609,000
  Huntsman ICI Holdings LLC, senior disc. note, zero cpn.,
    12/31/09 .........................................................   United States         6,000,000                2,880,000
  IMC Global Inc., senior note, 144A, 10.875%, 8/01/13 ...............   United States         3,000,000                3,735,000
  Kraton Polymers LLC/CAP, senior sub. note, 144A,
    8.125%, 1/15/14 ..................................................   United States           600,000                  640,500
  Nalco Co., senior sub. note, 144A, 8.875%, 11/15/13 ................   United States         1,500,000                1,582,500
c Pindo Deli Finance Mauritius Ltd., senior note,
    11.75%, 10/01/17 .................................................     Singapore           3,000,000                  750,000
  United Industries Corp., senior sub. note, 9.875%,
    4/01/09 ..........................................................   United States         1,300,000                1,361,750
                                                                                                                     -------------
                                                                                                                       23,465,250
                                                                                                                     -------------



14 | Semiannual Report

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY        PRINCIPAL AMOUNT f            VALUE
----------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  PRODUCER MANUFACTURING 8.0%
  Case New Holland Inc., senior note, 144A, 9.25%,
    8/01/11 ..........................................................   United States       $ 3,000,000             $  3,390,000
  Fimep SA, senior note, 10.50%, 2/15/13 .............................      France             3,000,000                3,540,000
  NMHG Holding Co., senior note, 10.00%, 5/15/09 .....................   United States         1,800,000                1,989,000
  Norcraft Cos. LP, senior sub. note, 144A, 9.00%,
    11/01/11 .........................................................   United States         1,100,000                1,166,000
  TRW Automotive Inc., senior note, 9.375%, 2/15/13 ..................   United States         1,900,000                2,175,500
  TRW Automotive Inc., senior sub. note, 11.00%,
    2/15/13 ..........................................................   United States           300,000                  354,000
  Westinghouse Air Brake, senior note, 6.875%, 7/31/13 ...............   United States         1,700,000                1,802,000
                                                                                                                     -------------
                                                                                                                       14,416,500
                                                                                                                     -------------
  REAL ESTATE INVESTMENT TRUSTS 2.6%
  Host Marriott LP, 9.50%, 1/15/07 ...................................   United States         2,500,000                2,781,250
  Ventas Realty LP/Capital Corp., senior note, 9.00%,
    5/01/12 ..........................................................   United States         1,700,000                1,942,250
                                                                                                                     -------------
                                                                                                                        4,723,500
                                                                                                                     -------------
  RETAIL TRADE 1.6%
  Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ................   United States         3,000,000                2,880,000
                                                                                                                     -------------
  TECHNOLOGY SERVICES .1%
c PSINet Inc., 10.50%, 12/01/06 ......................................   United States           700,000                   40,250
c PSINet Inc., 11.00%, 8/01/09 .......................................   United States         3,250,000                  186,875
                                                                                                                     -------------
                                                                                                                          227,125
                                                                                                                     -------------
  TRANSPORTATION 2.1%
  Great Lakes Dredge & Dock, senior sub. note, 144A, 7.75%,
    12/15/13 .........................................................   United States           400,000                  420,000
  Laidlaw International Inc., senior note, 144A, 10.75%,
    6/15/11 ..........................................................   United States         3,000,000                3,457,500
                                                                                                                     -------------
                                                                                                                        3,877,500
                                                                                                                     -------------
  UTILITIES 4.7%
  AES Corp., senior note, 9.375%, 9/15/10 ............................   United States         2,600,000                2,853,500
  Calpine Corp., senior secured note, 144A, 8.75%,
    7/15/13 ..........................................................   United States         2,500,000                2,312,500
  Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ..................   United States         2,600,000                2,496,000
  PG&E Corp., senior secured note, 144A, 6.875%,
    7/15/08 ..........................................................   United States           800,000                  864,000
                                                                                                                     -------------
                                                                                                                        8,526,000
                                                                                                                     -------------
  TOTAL BONDS (COST $177,628,934) ....................................                                                168,757,890
                                                                                                                     -------------
  CONVERTIBLE BONDS 1.4%
  Millicom International Cellular SA 2.00%, cvt., PIK, senior note, 144A,
    6/01/06 ..........................................................    Luxembourg              41,000                  310,780
  Nortel Networks Corp., senior note, cvt., 4.25%,
    9/01/08 ..........................................................      Canada             2,100,000                2,291,624
                                                                                                                     -------------
  TOTAL CONVERTIBLE BONDS (COST $1,689,308) ..........................                                                  2,602,404
                                                                                                                     -------------
  TOTAL LONG TERM INVESTMENTS (COST $238,715,570) ....................                                                233,149,271
                                                                                                                     -------------



                                                          Semiannual Report | 15

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY             SHARES                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $419,280) .2%

e Franklin Institutional Fiduciary Trust Money Market
    Portfolio ........................................................   United States           419,280             $    419,280
                                                                                                                     -------------
  TOTAL INVESTMENTS (COST $239,134,850) 129.3% .......................                                                233,568,551
  OTHER ASSETS, LESS LIABILITIES (29.3)% .............................                                                (52,981,954)
                                                                                                                     -------------
  NET ASSETS 100.0% ..................................................                                               $180,586,597
                                                                                                                     =============

CURRENCY ABBREVIATIONS  ZAR - South African Rand




aNon-income producing.
bSee Note 9 regarding restricted securities.
cThe fund discontinues accruing income on defaulted securities. See Note 8. dSee Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.
eSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
fThe principal amount is stated in U.S. dollars unless otherwise indicated.


16 | See notes to financial statements. | Semiannual Report

Franklin Universal Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)


Assets:
 Investments in securities:
  Cost .....................................................................................  $ 239,134,850
                                                                                              ==============
  Value ....................................................................................    233,568,551
 Receivables:
  Investment securities sold ...............................................................      1,409,055
  Dividends and interest ...................................................................      3,240,114
 Note issuance costs (Note 3) ..............................................................        181,828
                                                                                              --------------
      Total assets .........................................................................    238,399,548
                                                                                              --------------
Liabilities:
 Payables:
  Investment securities purchased ..........................................................      1,766,646
  Affiliates ...............................................................................        146,678
  Note (Note 3) ............................................................................     55,000,000
 Distributions to shareholders .............................................................        837,728
 Other liabilities .........................................................................         61,899
                                                                                              --------------
      Total liabilities ....................................................................     57,812,951
                                                                                              --------------
       Net assets, at value ................................................................   $180,586,597
                                                                                              ==============
Net assets consist of:
 Undistributed net investment income .......................................................   $   (279,754)
 Net unrealized appreciation (depreciation) ................................................     (5,566,077)
 Accumulated net realized gain (loss) ......................................................    (68,382,997)
 Capital shares ............................................................................    254,815,425
                                                                                              --------------
       Net assets, at value ................................................................   $180,586,597
                                                                                              ==============
Net asset value per share ($180,586,597 / 27,924,294 shares outstanding) ...................          $6.47
                                                                                              ==============


                     Semiannual Report | See notes to financial statements. | 17

Franklin Universal Trust

STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)


Investment income:
 Dividends .............................................................................  $ 1,199,435
 Interest ..............................................................................    7,379,885
                                                                                          ------------
      Total investment income ..........................................................    8,579,320
                                                                                          ------------
Expenses:
 Management fees (Note 4) ..............................................................      848,940
 Transfer agent fees ...................................................................       44,780
 Custodian fees ........................................................................        3,573
 Reports to shareholders ...............................................................       22,707
 Professional fees .....................................................................       52,238
 Trustees' fees and expenses ...........................................................       13,283
 Amortization of note issuance costs (Note 3) ..........................................       18,172
 Other .................................................................................       21,476
                                                                                          ------------
      Expenses before interest expense .................................................    1,025,169
      Interest expense (Note 3) ........................................................    1,138,500
                                                                                          ------------
       Total expenses ..................................................................    2,163,669
                                                                                          ------------
        Net investment income ..........................................................    6,415,651
                                                                                          ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..........................................................................   (6,576,026)
  Foreign currency transactions ........................................................        4,564
                                                                                          ------------
       Net realized gain (loss) ........................................................   (6,571,462)
 Net unrealized appreciation (depreciation) on:
  Investments ..........................................................................   27,405,287
  Translation of assets and liabilities denominated in foreign currencies ..............         (338)
                                                                                          ------------
       Net unrealized appreciation (depreciation) ......................................   27,404,949
                                                                                          ------------
Net realized and unrealized gain (loss) ................................................   20,833,487
                                                                                          ------------
Net increase (decrease) in net assets resulting from operations ........................  $27,249,138
                                                                                          ============


18 | See notes to financial statements. | Semiannual Report

Franklin Universal Trust

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended February 29, 2004 (unaudited) and the year ended August 31, 2003


                                                                                      ----------------------------------------
                                                                                      SIX MONTHS ENDED         YEAR ENDED
                                                                                      FEBRUARY 29, 2004      AUGUST 31, 2003
                                                                                      ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................   $  6,415,651          $ 12,490,828
  Net realized gain (loss) from investments and foreign currency transactions .......     (6,571,462)          (21,440,868)
  Net unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies .........................     27,404,949            37,996,861
                                                                                      ----------------------------------------
      Net increase (decrease) in net assets resulting from operations ...............     27,249,138            29,046,821
 Distributions to shareholders from net investment income ...........................     (5,026,373)          (13,869,575)
 Capital share transactions (Note 2) ................................................             --             1,567,138
                                                                                      ----------------------------------------
      Net increase (decrease) in net assets .........................................     22,222,765            16,744,384
Net assets:
 Beginning of period ................................................................    158,363,832           141,619,448
                                                                                      ----------------------------------------
 End of period ......................................................................   $180,586,597          $158,363,832
                                                                                      ========================================
Undistributed net investment income included in net assets:
 End of period ......................................................................   $   (279,754)         $ (1,669,032)
                                                                                      ========================================




                     Semiannual Report | See notes to financial statements. | 19

Franklin Universal Trust

STATEMENT OF CASH FLOWS
For the six months ended February 29, 2004 (unaudited)


Cash flow from operating activities:
 Dividends and interest received ...........................................................................  $  7,390,831
 Operating expenses paid ...................................................................................      (996,537)
 Interest expense paid .....................................................................................    (1,138,500)
                                                                                                              -------------
  Cash provided - operations ...............................................................................     5,255,794
                                                                                                              =============
Cash flow from investing activities:
 Investment purchases ......................................................................................   (83,319,996)
 Investment sales and maturities ...........................................................................    84,177,977
                                                                                                              -------------
  Cash provided - investments ..............................................................................       857,981
                                                                                                              =============
Cash flow from financing activities:
 Distributions to shareholders .............................................................................    (4,830,904)
                                                                                                              -------------
  Cash used - financing activities .........................................................................    (4,830,904)
                                                                                                              =============
Net increase (decrease) in cash ............................................................................     1,282,871
Cash at beginning of period ................................................................................    (1,282,871)
                                                                                                              -------------
Cash at end of period ......................................................................................  $         --
                                                                                                              =============

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

Net investment income ......................................................................................  $  6,415,651
 Adjustments to reconcile net investment income to net cash provided by operating activities:
  Amortization income ......................................................................................      (981,635)
  Amortization of note issuance costs ......................................................................        18,172
  Increase in dividends and interest receivable ............................................................      (206,854)
  Decrease in other liabilities ............................................................................        10,460
                                                                                                              -------------
Net cash provided by operating activities ..................................................................  $  5,255,794
                                                                                                              =============

20 | See notes to financial statements. | Semiannual Report

Franklin Universal Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)







1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Universal Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company. The Fund has two classes of securities: senior fixed-rate note (the Note) and shares of beneficial interest (the Shares). The Fund seeks high current income consistent with preservation of capital. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if the market quotations are not readily available, the securities including restricted securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.









                                                          Semiannual Report | 21

Franklin Universal Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At February 29, 2004, there were unlimited number of shares authorized ($0.01 par value). During the period ended February 29, 2004, there were no share transactions; all reinvested distributions were satisfied with previously issued shares purchased in the open market. During the prior year ended August 31, 2003, 309,686 shares were issued for $1,567,138 from reinvested distributions.


3. SENIOR FIXED-RATE NOTE

On August 29, 2003, the Fund issued $55 million principal amount of a new class of five-year senior note (the Note). The Note is a general unsecured obligation of the Fund and ranks senior to Trust shares and all existing or future unsecured indebtedness of the Fund.









22 | Semiannual Report

Franklin Universal Trust

3. SENIOR FIXED-RATE NOTE (CONTINUED)

The Note bears interest, payable semi-annually, at the rate of 4.14% per year, to maturity on August 29, 2008. The Note was issued in a private placement, and is not available for resale; therefore, no market value can be obtained for the Note. The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established by Standard & Poor's Corporation, and is required to maintain asset coverage for the Note of at least 300%. The Fund has met these requirements during the period ended February 29, 2004.

The issuance costs of $200,000 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Note.


4. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers or directors of the following entities:

--------------------------------------------------------------------------------
  ENTITY                                                 AFFILIATION
--------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                      Investment manager
  Franklin Templeton Services LLC (FT Services)          Administrative manager

The Fund pays an investment management fee to Advisers of .75% per year of the average weekly net assets of the Fund excluding the principal amount of the Note.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


5. INCOME TAXES

At August 31, 2003, the Fund had tax basis capital losses of $47,455,063, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008 ..........................................  $ 5,088,195
 2009 ..........................................    1,167,255
 2010 ..........................................    6,827,086
 2011 ..........................................   34,372,527
                                                  -----------
                                                  $47,455,063
                                                  ===========

At August 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $14,356,472. For tax purposes, such losses will be reflected in the year ending August 31, 2004.









                                                          Semiannual Report | 23

Franklin Universal Trust

5. INCOME TAXES (CONTINUED)

At February 29, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $239,193,286 was as follows:

 Unrealized appreciation ..................................  $ 30,852,323
 Unrealized depreciation ..................................   (36,477,058)
                                                             -------------
 Net unrealized appreciation (depreciation) ...............  $ (5,624,735)
                                                             =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, and bond discounts and premiums.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatment of defaulted bonds, foreign currency transactions, and bond discounts and premiums.


6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 29, 2004 aggregated $49,737,326 and $46,237,967 respectively.


7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $10,553 of dividend income from investment in the Sweep Money Fund for the period ended February 29, 2004.


8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 71.0% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At February 29, 2004, the value of these securities was $4,670,301 representing 2.6% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.









24 | Semiannual Report

Franklin Universal Trust

9. RESTRICTED SECURITIES

At February 29, 2004, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At February 29, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

-------------------------------------------------------------------------------------------------------
     PRINCIPAL                                                   ACQUISITION
  AMOUNT/WARRANTS        ISSUER                                     DATE           COST       VALUE
-------------------------------------------------------------------------------------------------------
     $765,361     Atherton Franchise Capital, LP, 13.073%,
                   12/01/08 ....................................   4/28/94       $765,361    $267,876
        3,000     Poland Telecom Finance, wts., 144A,
                   12/01/07 ....................................  11/24/97         18,000          --
                                                                                             ---------
                  TOTAL RESTRICTED SECURITIES (.15% of net assets) .......................   $267,876
                                                                                             =========


10. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.









                                                          Semiannual Report | 25

Franklin Universal Trust

10. REGULATORY MATTERS (CONTINUED)

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it is committed to making the Fund or its shareholders whole, as appropriate.









26 | Semiannual Report

Franklin Universal Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.



                                                          Semiannual Report | 27

                      This page intentionally left blank.

Literature Request


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10



1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2.The fund is only open to existing shareholders as well as select retirement plans.

3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8.Portfolio of insured municipal securities.

9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906

SEMIANNUAL REPORT AND SHAREHOLDER INFORMATION
Franklin Universal Trust



INVESTMENT MANAGER
Franklin Advisers, Inc.
1-800/DIAL BEN(R)

TRANSFER AGENT
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FUT S2004 04/04





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. THE MEMBERS OF THE AUDIT COMMITTEE ARE: ROBERT F. CARLSON, S. JOSEPH FORTUNATO AND FRANK W. T. LAHAYE

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominee to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN UNIVERSAL TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    April 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    April 30, 2004


By /s/Diomedes Loo-Tam
Chief Financial Officer
Date    April 30, 2004